Share-based payment - Additional information (Details) € / shares in Units, $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 30, 2023 USD ($)	Dec. 14, 2022 EUR (€)	Sep. 23, 2021 EUR (€) shares € / shares	Sep. 23, 2020 EUR (€) shares € / shares	Apr. 30, 2023 USD ($) shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 € / shares shares	Dec. 31, 2024 $ / shares
Share-based payment
Par value per share | $ / shares										$ 0.000001
Share based compensation expenses recognized		€ 74,540,000
LGHL ordinary share
Share-based payment
Exchange ratio for the right to receive									0.26926%
Brilliant fashion holdings limited | Class B non-voting ordinary shares
Share-based payment
Number of shares issued during the period | shares									32,129,493
Par value per share | € / shares									€ 0.0001
Restricted stock units (RSU)
Share-based payment
Share based compensation by share based award description of maximum term equity instruments other than options				10 years
Share based compensation by share based award expiry date of instruments granted under share based arrangement				Sep. 22, 2030
Share based compensation by share based award maximum number of shares available for grant in a share based arrangement | shares				32,129,493
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement exercise price per share | € / shares			€ 2.04
Share based compensation by share based award vesting percentage of equity instruments granted			25.00%
Share based compensation by share based award expiration of term of equity instruments granted			10 years	9 years
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement | shares			12,688,696	17,051,419
Share based compensation by share based award vesting period of equity instruments granted			4 years	3 years
Restricted stock units (RSU) | September, 2020 | Administrative expenses
Share-based payment
Share based compensation expenses recognized						€ 0	€ 869,000	€ 2,571,000
Restricted stock units (RSU) | September, 2021 | Administrative expenses
Share-based payment
Share based compensation expenses recognized						406,000	1,773,000	€ 4,860,000
Restricted stock units (RSU) | Binomial Option-Pricing Model | September, 2020
Share-based payment
Weighted average share price of equity instruments other than options granted during the period | € / shares				€ 1.82
Annual risk-free interest rate				0.61%
Expected dividend equity instruments other than options granted during the period				€ 0
Expected volatility equity instruments other than options granted during the period				32.61%
Fair value of restricted stock units						14,652,000
Restricted stock units (RSU) | Binomial Option-Pricing Model | September, 2021
Share-based payment
Weighted average share price of equity instruments other than options granted during the period | € / shares			€ 2.23
Risk free interest rate equity instruments other than options granted during the period			1.35%
Expected dividend equity instruments other than options granted during the period			€ 0
Expected volatility equity instruments other than options granted during the period			32.52%
Fair value of restricted stock units						10,492,000
Restricted stock units (RSU) | Immediate vesting
Share-based payment
Share based compensation by share based award vesting percentage of equity instruments granted				25.00%
Restricted stock units (RSU) | Eight senior management
Share-based payment
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement exercise price per share | € / shares				€ 1
Restricted stock units (RSU) | One senior management
Share-based payment
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement exercise price per share | € / shares				€ 2.04
Share Economic Beneficial Interest Rights (SEBIRs)
Share-based payment
Share based compensation by share based award expiration of term of equity instruments granted	10 years
Share based compensation by share based award number of other equity instruments granted in a share based payment arrangement | shares					60,000
Share based compensation by share based award vesting period of equity instruments granted					3 years
Description of share-based compensation by share based award vesting period of equity instruments					One-third of Awards shall vest at the end of the first twelve months after December 14, 2022; then half of the remaining portions (being one-third of Awards) shall vest each twelve months over next 24 months
Fair value of restricted stock units | $	$ 5,470				$ 5,470
Share Economic Beneficial Interest Rights (SEBIRs) | April, 2023
Share-based payment
Fair value of restricted stock units						302,000
Share based compensation expenses recognized						€ 147,000	€ 107,000